Form N-1A Cover	Mar. 28, 2025
Prospectus [Line Items]
Document Creation Date	Mar. 28, 2025
Document Effective Date	Mar. 28, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SPIRIT OF AMERICA INVESTMENT FUND, INC.
Entity Central Index Key	0001039667
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 28, 2025
Prospectus Date	Mar. 28, 2025